Note 1 - Background and Basis of Presentation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($) ft² shares	Mar. 31, 2017 USD ($) shares	Apr. 08, 2018 shares
Entity Incorporation, Date of Incorporation					Apr. 04, 2001
NET REVENUE	$ 695,764	$ 1,275,000	$ 2,728,277	$ 1,635,136	$ 2,510,364	$ 0
Common stock shares authorised | shares	400,000,000		400,000,000		200,000,000	200,000,000	400,000,000
Las Vegas Facility
Area of Real Estate Property | ft²					28,000
Phase 1 Of Build Out
NET REVENUE					$ 10,000,000